Other Operating Gains (Losses), Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Operating Gains (Losses), Net [Abstract]
Schedule of Other Operating Gains (Losses), Net
For the years ended December 31,	2025	2024	2023
Gain (loss) on disposal of assets	$3,827	$(534)	$59
Gain (loss) on disposal of subsidiaries	230	2,620	—
C-band clearing income	—	—	344,892
Impairment	(365,224)	(267,017)	(79,740)
Other	—	—	(212)
Other operating gains (losses), net	$(361,167)	$(264,931)	$264,999